Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 91,547	$ 69,595
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	253	368
Accumulated Depreciation	(4)	(216)
Property, plant and equipment, net	249	152
Demonstration Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	89,240	128,013
Accumulated Depreciation	(796)	(58,570)
Property, plant and equipment, net	88,444	69,443
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 2,854